Schedule of Investments (unaudited)	iShares® MSCI Germany Small-Cap ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.8%
Hensoldt AG	8,311	$202,661
OHB SE	1,161	43,571
		246,232
Auto Components — 0.9%
ElringKlinger AG	6,448	56,301
Vitesco Technologies Group AG(a)	4,526	214,335
		270,636
Biotechnology — 1.3%
CureVac NV	12,259	237,023
MorphoSys AG(a)	7,742	172,157
		409,180
Building Products — 0.4%
Steico SE	1,274	113,462

Capital Markets — 2.1%
AURELIUS Equity Opportunities SE & Co. KGaA	6,396	188,720
Deutsche Beteiligungs AG	3,190	102,675
flatexDEGIRO AG(a)	14,907	224,048
MLP SE	16,073	114,747
		630,190
Chemicals — 6.8%
K+S AG, Registered	43,287	1,217,545
LANXESS AG	18,552	863,778
		2,081,323
Commercial Services & Supplies — 3.1%
Befesa SA(b)	9,046	602,558
Bilfinger SE	6,961	216,705
Cewe Stiftung & Co. KGaA	1,262	121,864
		941,127
Communications Equipment — 0.5%
ADVA Optical Networking SE(a)	9,477	144,839

Construction & Engineering — 1.2%
HOCHTIEF AG	5,592	363,555

Diversified Financial Services — 1.4%
GRENKE AG(c)	6,309	181,319
Hypoport SE(a)	881	240,289
		421,608
Electrical Equipment — 3.2%
Energiekontor AG	1,437	137,419
Nordex SE(a)(c)	23,524	279,547
PNE AG	7,796	110,470
SGL Carbon SE(a)	13,834	86,998
Varta AG(c)	4,114	366,880
		981,314
Electronic Equipment, Instruments & Components — 1.4%
Basler AG	831	101,000
Jenoptik AG	11,651	327,107
		428,107
Entertainment — 3.3%
Borussia Dortmund GmbH & Co. KGaA(a)	17,478	75,804
CTS Eventim AG & Co. KGaA(a)	13,027	838,652
Media and Games Invest SE(a)	25,389	86,901
		1,001,357
Equity Real Estate Investment Trusts (REITs) — 0.5%
Hamborner REIT AG	15,637	146,223
Security	Shares	Value

Food & Staples Retailing — 2.0%
METRO AG(a)	28,506	$259,133
Shop Apotheke Europe NV(a)(b)	3,274	359,641
		618,774
Food Products — 1.3%
KWS Saat SE & Co. KGaA	2,612	172,955
Suedzucker AG	16,162	215,604
		388,559
Health Care Equipment & Supplies — 1.3%
Draegerwerk AG & Co. KGaA	683	30,649
Eckert & Ziegler Strahlen- und Medizintechnik AG	3,352	156,561
Stratec SE	1,783	199,545
		386,755
Health Care Providers & Services — 2.0%
Medios AG(a)	3,230	100,771
Synlab AG	25,129	499,591
		600,362
Health Care Technology — 1.1%
CompuGroup Medical SE & Co. KgaA	6,076	342,583

Hotels, Restaurants & Leisure — 0.4%
Zeal Network SE(c)	3,039	128,054

Independent Power and Renewable Electricity Producers — 1.9%
Encavis AG	27,219	591,395

Industrial Conglomerates — 0.7%
Indus Holding AG	4,562	139,192
MBB SE(c)	470	60,810
		200,002
Insurance — 0.3%
Wuestenrot & Wuerttembergische AG	5,301	96,886

Internet & Direct Marketing Retail — 0.9%
About You Holding SE(a)(c)	8,245	78,158
Bike24 Holding AG(a)(c)	4,505	24,702
Global Fashion Group SA(a)	22,420	48,976
Takkt AG(c)	7,419	122,639
		274,475
IT Services — 4.3%
Adesso SE	735	140,093
CANCOM SE	8,718	347,455
Datagroup SE	944	79,165
GFT Technologies SE	3,870	188,026
Nagarro SE(a)	1,869	255,227
S&T AG(c)	9,716	167,121
Secunet Security Networks AG	368	131,418
		1,308,505
Leisure Products — 0.2%
Tonies SE	9,091	50,555

Life Sciences Tools & Services — 4.7%
Evotec SE(a)	32,016	889,185
Gerresheimer AG	7,101	532,333
		1,421,518
Machinery — 6.0%
Deutz AG	25,967	125,026
Duerr AG	11,738	325,149
Heidelberger Druckmaschinen AG(a)	58,532	124,162
JOST Werke AG(b)	3,033	131,359
Krones AG	3,215	290,496

Schedule of Investments (unaudited) (continued)	iShares® MSCI Germany Small-Cap ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Norma Group SE	7,206	$188,891
Pfeiffer Vacuum Technology AG	781	134,519
Stabilus SE	5,586	310,831
Vossloh AG	1,986	71,152
Wacker Neuson SE	6,345	139,395
		1,840,980
Media — 2.8%
ProSiebenSat.1 Media SE	39,522	430,914
Stroeer SE & Co. KGaA	7,693	429,895
		860,809
Metals & Mining — 6.5%
Aurubis AG	7,117	672,279
Salzgitter AG(a)	6,796	278,486
thyssenkrupp AG(a)	105,594	1,016,690
		1,967,455
Oil, Gas & Consumable Fuels — 1.1%
CropEnergies AG	5,920	64,096
VERBIO Vereinigte BioEnergie AG	5,001	270,270
		334,366
Pharmaceuticals — 0.7%
Dermapharm Holding SE	4,262	226,574

Professional Services — 0.8%
Amadeus Fire AG	1,293	188,955
Bertrandt AG	1,262	56,609
		245,564
Real Estate Management & Development — 5.8%
ADLER Group SA(b)(c)	15,946	78,928
Deutsche EuroShop AG	11,178	265,365
DIC Asset AG	9,257	127,526
Grand City Properties SA	21,916	390,161
Instone Real Estate Group SE(b)	10,627	146,110
PATRIZIA AG	10,443	144,399
TAG Immobilien AG	33,132	600,381
		1,752,870
Road & Rail — 1.4%
Sixt SE	3,091	417,468

Semiconductors & Semiconductor Equipment — 4.6%
AIXTRON SE	25,622	758,129
Elmos Semiconductor SE	1,801	91,081
PVA TePla AG(a)	4,427	116,080
Siltronic AG	3,392	330,711
SMA Solar Technology AG(c)	2,354	112,150
		1,408,151
Software — 3.4%
Atoss Software AG	899	133,619
Northern Data AG(a)(c)	1,080	39,991
Software AG	11,715	399,558
TeamViewer AG(a)(b)	34,106	478,012
		1,051,180
Specialty Retail — 2.9%
Auto1 Group SE(a)(b)	19,489	208,911
Ceconomy AG(c)	36,307	121,977
Fielmann AG	5,699	308,660
Hornbach Holding AG & Co. KGaA	1,990	251,253
		890,801
Security	Shares	Value

Textiles, Apparel & Luxury Goods — 2.2%
Hugo Boss AG	12,737	$685,410

Thrifts & Mortgage Finance — 2.7%
Aareal Bank AG(a)	13,537	475,214
Deutsche Pfandbriefbank AG(b)	30,413	339,033
		814,247
Trading Companies & Distributors — 1.2%
BayWa AG	3,112	155,166
Kloeckner & Co. SE	16,920	210,714
		365,880
Transportation Infrastructure — 1.9%
Fraport AG Frankfurt Airport Services Worldwide(a)	8,365	474,867
Hamburger Hafen und Logistik AG	5,954	104,527
		579,394
Wireless Telecommunication Services — 3.0%
1&1 AG	9,994	208,558
Freenet AG	27,514	719,135
		927,693
Total Common Stocks — 95.0%
(Cost: $33,217,052)		28,956,418

Preferred Stocks

Auto Components — 0.6%
Schaeffler AG, Preference Shares, NVS	28,157	178,070

Chemicals — 1.6%
Fuchs Petrolub SE, Preference Shares, NVS	15,718	482,598

Construction Materials — 0.3%
STO SE & Co. KGaA, Preference Shares, NVS	574	103,973

Health Care Equipment & Supplies — 0.3%
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	1,945	102,660

Household Durables — 0.2%
Einhell Germany AG, Preference Shares, NVS	380	71,562

Machinery — 1.0%
Jungheinrich AG, Preference Shares, NVS	10,856	289,437

Road & Rail — 1.0%
Sixt SE, Preference Shares, NVS	3,749	296,496

Total Preferred Stocks — 5.0%
(Cost: $1,800,476)		1,524,796

Short-Term Securities

Money Market Funds — 7.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.87%(d)(e)(f)	1,910,947	1,910,947

Schedule of Investments (unaudited) (continued)	iShares® MSCI Germany Small-Cap ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.72%(d)(e)	360,000	$360,000
		2,270,947

Total Short-Term Securities — 7.4%
(Cost: $2,270,344)		2,270,947

Total Investments in Securities — 107.4%
(Cost: $37,287,872)		32,752,161

Liabilities in Excess of Other Assets — (7.4)%		(2,261,292)

Net Assets — 100.0%		$30,490,869

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,634,912	$—		$(1,722,470	)(a)	$(1,288)	$(207)	$1,910,947	1,910,947	$65,279	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,000	350,000	(a)	—		—	—	360,000	360,000	13		—
						$(1,288)	$(207)	$2,270,947		$65,292		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Germany Small-Cap ETF
May 31, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$992,496	$27,963,922	$—	$28,956,418
Preferred Stocks	—	1,524,796	—	1,524,796
Money Market Funds	2,270,947	—	—	2,270,947
	$3,263,443	$29,488,718	$—	$32,752,161

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust

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